Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Movement reconciliation
Balance as at beginning of year	$ 150,325	$ 181,457
Issuances	46,799	34,766
Maturities, repayments, buy backs and reductions	(65,272)	(65,160)
Total cash movements	(18,473)	(30,394)
FX translation impact	(1,428)	(1,977)
Fair value adjustments	(115)	81
Fair value hedge accounting adjustments	(1,674)	1,038
Other (amortisation of bond issue costs, etc.)	144	120
Total non-cash movements	(3,073)	(738)
Balance as at end of year	128,779	150,325
Parent Entity
Movement reconciliation
Balance as at beginning of year	127,666	156,674
Issuances	37,868	27,487
Maturities, repayments, buy backs and reductions	(54,425)	(55,761)
Total cash movements	(16,557)	(28,274)
FX translation impact	(1,311)	(2,005)
Fair value adjustments	(115)	81
Fair value hedge accounting adjustments	(1,607)	1,076
Other (amortisation of bond issue costs, etc.)	134	114
Total non-cash movements	(2,899)	(734)
Balance as at end of year	$ 108,210	$ 127,666